Stock-based compensation	6 Months Ended
Jun. 30, 2024
Compensation Related Costs [Abstract]
Stock-based compensation

Note 24.       Stock-based compensation

Employee stock option plans

The F Share Option Plan (“FSOP”) and the Employee Share Option Plan (“ESOP”) were approved respectively on January 19, 2023, and September 15, 2023 by the Board of directors of SEALSQ.

Grants

In the 12 months to December 31, 2023, the Group granted a total of 77 options exercisable in F Shares.

The options granted consisted of 77 options with immediate vesting granted to employees, none of which had been exercised as of June 30, 2024.

The options granted were valued at grant date using the Black-Scholes model.

There was no grant of options on Ordinary Shares under the ESOP in the year ended December 31, 2023.

In the 6 months to June 30, 2024, the Group granted a total of 36,937 options exercisable in Ordinary Shares.

The options granted consisted of 36,937 options with immediate vesting granted to Board members, none of which had been exercised as of June 30, 2024.

The options granted were valued at grant date using the Black-Scholes model.

There was no grant of options on F Shares under the FSOP in the six months ended June 30, 2024.

Stock option charge to the income statement

The Group calculates the fair value of options granted by applying the Black-Scholes option pricing model. Expected volatility is based on the other companies (in the same industry and of a similar size) share price volatility.

In the six months ended June 30, 2024, a total charge of USD 42,095 for options granted to Board members was recognized in the consolidated income statement calculated by applying the Black-Scholes model at grant, in relation to options.

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	June 30, 2024	June 30, 2023
Dividend yield	None	None
Risk-free interest rate used (average)	1.00%	1.00%
Expected market price volatility	65.31%	73.19%
Average remaining expected life of stock options on F Shares (years)	5.69	6.69
Average remaining expected life of stock options on Ordinary Shares (years)	6.91	n/a

Unvested options to employees as at June 30, 2024 were recognized prorata temporis over the service period (grant date to vesting date).

The following tables illustrate the development of the Group’s non-vested options in F Shares and Ordinary Shares for the six months ended June 30, 2024.

Non-vested options on F Shares	Number of F Shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2022	—	—
Granted	77	6.39
Vested	77	6.39
Non-vested forfeited or cancelled	-	-
Non-vested options as at December 31, 2023	—	—
Granted	-	-
Vested	-	-
Non-vested forfeited or cancelled	-	-
Non-vested options as at June 30, 2024	—	—

Non-vested options on Ordinary Shares	Number of Ordinary Shares under options	Weighted-average grant date fair value (USD)
Non-vested forfeited or cancelled	-	-
Non-vested options as at December 31, 2022	—	—
Granted	-	-
Vested	-	-
Non-vested forfeited or cancelled	-	-
Non-vested options as at December 31, 2023	—	—
Granted	36,937	1.14
Vested	36,937	1.14
Non-vested forfeited or cancelled	-	-
Non-vested options as at June 30, 2024	—	—

The following tables summarize the Group’s stock option activity for the six months ended June 30, 2024.

Options on F Shares	SEAL F Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2022	—	—	—	—
Of which vested	-	-	-	-
Granted	77	0.05	-	-
Outstanding as at December 31, 2023	77	0.05	6.19	19
Of which vested	77	0.05	6.19	19
Granted	-	-	-	-
Outstanding as at June 30, 2024	77	0.05	5.69	9
Of which vested	77	0.05	5.69	9

Options on Ordinary Shares	SEAL Ordinary Shares under options	Weighted-average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2022	—	—	—	—
Of which vested	-	-	-	-
Granted	-	-	-	-
Outstanding as at December 31, 2023	—	—	—	—
Of which vested	-	-	-	-
Granted	36,937	0.01	-	-
Outstanding as at June 30, 2024	36,937	0.01	6.91	29,804
Of which vested	36,937	0.01	6.91	29,804

Summary of stock-based compensation expenses

Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD	2024	2023
In relation to Employee Stock Option Plans (ESOP)	42	—
In relation to non-ESOP Option Agreements	—	—
Total	42	—

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses	Unaudited 6 months ended June 30,
USD'000	2024	2023
Research & development expenses	—	—
Selling & marketing expenses	—	—
General & administrative expenses	42	—
Total	42	—